AVAILABLE FOR SALE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Amortized cost	$ 65,903	$ 55,092
Accumulated net unrealized gain	787	569
Carrying value	$ 66,690	$ 55,661